Deferred tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses
Deferred tax asset	£ 1,079	£ 1,391
Total losses carried forward | Bank
Unused tax losses
Deferred tax asset	541
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	555	619
Total losses carried forward | UK | Bank
Unused tax losses
Deferred tax asset	541	605
Total losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax asset	£ 14	£ 14